Income Taxes - Schedule of Income Tax (Recovery) Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Deferred taxes recovery						$ (3,477,711)
Total tax recovery	$ 12,530	$ (154)	$ 12,530	$ 11,944	$ 0	$ (3,477,711)